CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY		Ordinary Shares Class A ordinary shares CNY (¥) shares		Ordinary Shares Class A ordinary shares USD ($) shares		Ordinary Shares Class B ordinary shares CNY (¥) shares		Additional Paid-in Capital CNY (¥)		Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive income CNY (¥)	Recon Technology Ltd Equity CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Opening Balance at Jun. 30, 2023		¥ 26,932	[1]			¥ 4,693	[2]	¥ 580,340,061	[1]	¥ 4,148,929	¥ (170,440,826)	¥ 35,127,173	¥ 449,206,962	¥ (10,056,059)	¥ 439,150,903	$ 64,722,836
Opening Balance (in shares) at Jun. 30, 2023		11,549	[1]	11,549	[1]	7,100,000
Stock issuance		¥ 71,799	[1]					77,639,734	[1]				77,711,533		77,711,533	11,453,263
Stock issuance (in shares)	[1]	27,778		27,778
Restricted shares issued for services								1,070,143	[1]				1,070,143		1,070,143	157,720
Proceeds from Pre-Funded warrants | ¥	[1]	¥ 859						(859)
Proceeds from Pre-Funded warrants (in shares)	[1]	326		326
Restricted shares issued for management		¥ 44	[1]					22,427,638	[1]				22,427,682		22,427,682	3,305,431
Restricted shares issued for management (in shares)	[1]	(304)		(304)
Net loss for the year											(49,871,259)		(49,871,259)	(1,564,581)	(51,435,840)	(7,580,705)
Foreign currency translation adjustment												2,009,476	2,009,476		2,009,476	296,160
Ending Balance at Jun. 30, 2024		¥ 99,634	[1]			¥ 4,693	[2]	681,476,717	[1]	4,148,929	(220,312,085)	37,136,649	502,554,537	(11,620,640)	490,933,897	72,354,705
Ending Balance (in shares) at Jun. 30, 2024		39,957	[1]	39,957	[1]	7,100,000
Capital contribution in non-controlling interests								100,000	[1]				100,000		100,000	14,738
Additional paid-in capital from acquisition of minority interests | ¥								724,408	[1]				724,408	(724,408)
Proceeds from Pre-Funded warrants (in shares)						12,900,000
Restricted shares issued for management		¥ 1,914	[1]	$ 13,197	[1]	¥ 9,345	[2]	10,268,622	[1]				10,279,881		10,279,881	1,515,067
Net loss for the year											(42,588,554)		(42,588,554)	(1,112,723)	(43,701,277)	(6,440,773)
Foreign currency translation adjustment												(3,642,754)	(3,642,754)		(3,642,754)	(536,876)
Ending Balance at Jun. 30, 2025		¥ 101,548	[1]			¥ 14,038	[2]	692,569,747	[1]	4,148,929	(262,900,639)	33,493,895	467,427,518	(13,457,771)	453,969,747	66,906,861
Ending Balance (in shares) at Jun. 30, 2025		53,154	[1]	53,154	[1]	20,000,000
Stock issuance		¥ 41,098	[1]	$ 300,000	[1]			122,191,996	[1]				122,233,094		122,233,094	18,014,929
Restricted shares issued for management								12,687,016	[1]				12,687,016		12,687,016	1,869,835
Net loss for the year											(29,660,048)		(29,660,048)	(1,984,948)	(31,644,996)	(4,663,896)
Change of non-controlling interest due to disposal of former subsidiaries' equity interest														1,545,982	1,545,982	227,849
Foreign currency translation adjustment												(6,360,441)	(6,360,441)		(6,360,441)	(937,413)
Ending Balance at Jun. 30, 2026		¥ 142,646	[1]			¥ 14,038	[2]	¥ 827,448,759	[1]	¥ 4,148,929	¥ (292,560,687)	¥ 27,133,454	¥ 566,327,139	¥ (13,896,737)	¥ 552,430,402	$ 81,418,165
Ending Balance (in shares) at Jun. 30, 2026		353,154	[1]	353,154	[1]	20,000,000

[1]	Retrospectively restated for the 1-for-18 reverse stock split effective on May 1, 2024, change in capital structure on March 29, 2024 and 1-for-200 reverse stock split effective on August 18, 2026.
[2]	Retrospectively restated for the 1-for-200